Restructuring Costs and Similar Items	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Restructuring costs and similar items
B.16. Restructuring costs and similar items
Restructuring costs and similar items
comprise the following:

( € million)	June 30, 2025 (6 months)	June 30, 2024 (6 months) (a)

Employee-related expenses	201	810

Charges, gains or losses on assets (b)	109	(27)

Costs of transformation programs	80	114

Other restructuring costs	40	163

Total	430	1,060

(a)	Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
(b)
This line consists of impairment losses and accelerated depreciation charges related to closed or divested sites (including leased sites), and gains or losses on divestments of assets arising from reorganization decisions made by Sanofi.

Restructuring and similar costs decreased by
€
630 million between June 30, 2024 and June 30, 2025. In the first half of 2024, restructuring and similar costs mainly comprised the impacts of (i) the renewal of the Job Management and Career Paths (GEPP) program in France to cover the 2024-2026 period, including scope extensions in the job profiles affected by transformations and (ii) a voluntary redundancy program
announced
in 2024 in connection with the reorganization of R&D operations to make Sanofi a leader in immunology
.